UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D. C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	September 30, 2006
Check here if Amendment  [ ];  Amendment Number:
This Amendment (check only one): 	[ ] is a restatement.
	[ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name: Foyston, Gordon & Payne Inc.
Address: 1 Adelaide Street East, Suite 2600, Toronto, Ontario, Canada, M5C 2V9

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting  manager:

Name:	Drew Curry
Title: Compliance Officer
Phone: 416-848-1942 ext 286
Signature, Place and Date of Signing:

Drew Curry,	Toronto, Ontario, October 19, 2006

Report Type (Check only one):
[x]	13F Holdings Report
[ ]	13F Notice
[ ]	13F Combination Report

List of other managers reporting for this manager:

I am signing this report as required by the Securities Exchange Act of 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other included Managers	0
Form 13F Information Table Entry Total:		37
Form 13F Information Table Value Total:		$849,429



List of Other Included Managers:

No.	13F File Number	Name


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
NAME OF ISSUER   TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co.			COM	88579Y101	54054		726363	SH		Sole
American Power Conversion	COM	29066107	15533		707311	SH		Sole
Bank of America Corp.	COM	60505104	47074		878742	SH		Sole
Career Education Corp.	COM	141665109	35425		1574456	SH		Sole
Check Point Software Techn	COM	2181334 US	34928		1833492	SH		Sole
Chevron Corp.		COM	166764100	26307		405600	SH		Sole
Cooper Tire & Rubber	COM	216831107	13044		1296605	SH		Sole
Dell Inc.			COM	24702R101	14959		654958	SH		Sole
Diebold Inc		COM	253651103	18670		428891	SH		Sole
Dollar General Corp.	COM	256669102	29908		2194252	SH		Sole
Dollar Tree Stores		COM	256747106	13029		420820	SH		Sole
Ferro Corp.		COM	315405100	6408		360385	SH		Sole
Fifth Third Bancorp		COM	316773100	25665		673980	SH		Sole
Fiserv Inc.		COM	337738108	28666		608755	SH		Sole
Glatfelter (P.H.) Co.	COM	377316104	13712		1011960	SH		Sole
H&R Block Inc.		COM	93671105	23031		1059396	SH		Sole
Health Mgmt Ass. Cl A	COM	421933102	32949		1576524	SH		Sole
Hubbell Inc. Cl B		COM	443510201	23491		490419	SH		Sole
Insituform Techn Cl A	COM	457667103	6220		256185	SH		Sole
Int'l Flavors & Fragrances	COM	459506101	27987		707803	SH		Sole
Intel Corp.		COM	458140100	39554		1922883	SH		Sole
Keycorp			COM	493267108	5346		142800	SH		Sole
Kimberly-Clark Corp.	COM	494368103	33482		512269	SH		Sole
LA-Z-BOY Inc.		COM	505336107	8751		626885	SH		Sole
Manpower Inc.		COM	56418H100	11112		181363	SH		Sole
Merck & Company Inc.	COM	589331107	38957		929756	SH		Sole
NBTY Inc.		COM	628782104	21050		719155	SH		Sole
NCO Group Inc.		COM	628858102	8265		315232	SH		Sole
National City Corp.		COM	635405103	18972		518350	SH		Sole
Pfizer Inc.		COM	717081103	66930		2360002	SH		Sole
Plantronics Inc.		COM	727493108	22527		1285029	SH		Sole
Quaker Chemical Corp.	COM	747316107	9566		491813	SH		Sole
RadioShack Corp.		COM	750438103	17266		894592	SH		Sole
Superior Industries Int'l	COM	868168105	4368		260160	SH		Sole
Timberland Co. Cl A	COM	887100105	17083		593792	SH		Sole
UnumProvident Corp.	COM	91529Y106	21469		1107208	SH		Sole
Werner Enterprises Inc.	COM	950755108	13670		730636	SH		Sole
